Investments - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) loan State Property borrower	Dec. 31, 2016 USD ($) loan Property borrower	Dec. 31, 2015 USD ($) Property
Investment [Line Items]
Real estate properties and loans, gross	$ 7,903,025	$ 8,247,654	$ 8,302,688
Number of real estate properties invested in | Property	2,480	2,615	2,629
Number of states properties dispersed geographically | State	49
Number of states exceeding disclosure threshold | State	1
Minimum percentage of investment in real estate properties	10.00%
Number of notes receivable (in loans) | loan	3
Amortization amount to rental revenue for capitalized leases	$ 6,500	$ 6,600	$ 5,800
Leases amortization expenses	43,300	46,400	49,900
Below market lease acquired	$ 2,000
Real estate assets held-for-sale expected selling period	12 months
Impairment of properties classified as held for sale	$ 24,800	23,100	15,000
Impairment of properties classified as held and used	$ 77,200	$ 47,200	55,400
In-place Leases
Investment [Line Items]
Lease intangibles weighted average amortization period	13 years 9 months 18 days	14 years 7 months 6 days
Acquired finite-lived intangible assets	$ 18,700
Above market leases
Investment [Line Items]
Lease intangibles weighted average amortization period	9 years 6 months	10 years 3 months 18 days
Acquired finite-lived intangible assets	$ 6,500
Below-market Leases
Investment [Line Items]
Lease intangibles weighted average amortization period	17 years 6 months
Below-market Leases | Minimum
Investment [Line Items]
Lease intangibles weighted average amortization period		18 years 6 months
Below-market Leases | Maximum
Investment [Line Items]
Lease intangibles weighted average amortization period		11 years 2 months 12 days
Leases
Investment [Line Items]
Lease intangibles weighted average amortization period	10 years 7 months 6 days
Single-Tenant Commercial Properties | First Mortgage
Investment [Line Items]
Number of first-priority mortgage loans | loan	10	8
Number of borrowers | borrower	6	4
Tenant Assets and Stock
Investment [Line Items]
Number of notes receivable (in loans) | loan	1
Secured notes receivable, net	$ 3,500
Unsecured
Investment [Line Items]
Number of notes receivable (in loans) | loan	2
Texas
Investment [Line Items]
Percentage of investment in real estate properties	12.20%
Financed Properties
Investment [Line Items]
Real estate properties and loans, gross	$ 79,967	$ 66,578	$ 104,003
Number of real estate properties invested in | Property	88	74	144